Non-Interest Expenses (Schedule Of Non-Interest Expenses) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation on operating lease equipment	$ 166.8	$ 159.1	$ 157.8	$ 156.8	$ 153.2	$ 156.4	$ 157.3	$ 148.8	$ 640.5	$ 615.7	$ 540.6
Maintenance and other operating lease expenses	79.6	55.9	49.4	46.1	49.7	46.5	49.0	51.6	231.0	196.8	163.1
Compensation and benefits									594.0	533.8	535.4
Professional fees									141.0	80.6	69.1
Technology									109.8	85.2	83.3
Provision for severance and facilities existing activities									58.2	31.4	36.9
Net occupancy expense									50.7	35.0	35.3
Advertising and marketing									31.3	33.7	25.2
Intangible assets amortization									13.3	1.4
Other expenses									170.0	140.7	185.0
Total operating expenses	357.8	333.9	235.0	$ 241.6	248.8	$ 234.5	225.0	$ 233.5	1,168.3	941.8	970.2
Loss on debt extinguishments	$ 2.2	$ 0.3	$ 0.1		$ 3.1		$ 0.4		2.6	3.5
Total non-interest expenses									2,042.4	1,757.8	1,673.9
CIT Group Inc. [Member]
Total operating expenses									267.2	199.4	220.4
Total non-interest expenses									$ 881.8	$ 1,015.4	$ 1,106.9